Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Receivables From Related Parties
The Entity receivables from related parties as of December 31, 2025, and 2024, as shown in the table below:

	12/31/2025	12/31/2024
Compass Group Cayman Ltd. (“CGC”) (*)	14,864	21,673
CCLA Chile	—	1,600
Hakone Participações Societárias S.A.	—	12
Osaka Participações Societárias S.A.	—	8
Cagliari Participações S.A.	—	4

	14,864	23,297

(*)
Refers to a credit line financing from Vinci Compass to CGC in the amount of US$ 3,500 thousand to fund redemptions, repurchases and other acquisitions of equity interests in CGC. During 2025 US$ 799 thousand was paid, remaining outstanding US$ 2,701 thousand.